Reconciliation of Unrecognized Tax Benefits (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Unrecognized tax benefit	$ 20.0	$ 19.6